Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Nov. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Feb. 28, 2014	Jan. 01, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of increase on common stock authorized on each subsequent anniversary		5.00%		5.00%
Common stock, shares authorized reserve, description and terms		This reserve automatically increased on January 1, 2015 by 1,491,894 shares and will continue to increase on each subsequent anniversary through 2024, by an amount equal to the smaller of (a) five percent (5%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31; and (b) an amount determined by the Company's board of directors.		This reserve will automatically increase on January 1, 2015 and each subsequent anniversary through 2024, by an amount equal to the smaller of (a) five percent (5%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31; and (b) an amount determined by the Company's board of directors.
Weighted average grant date fair value of options granted		$ 9.78	$ 4.51	$ 9.87	$ 2.64	$ 1.08
Aggregate intrinsic value of options exercised		$ 3,000,000	$ 7,200,000	$ 2,900	$ 7,400,000	$ 969,000
Unrecognized compensation cost				23,000,000
Unrecognized compensation cost expected to be recognized period				3 years 6 months
Options subject to market conditions, granted	385,035
Options subject to market conditions, fair value				4,600,000
Options exercise price				$ 17.04
Option expiration period (In Years)				10 years
Share available for sale under the ESSP				750,000
Common Stock Including Additional Paid in Capital
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized		4,975,000		4,975,000
2007 Equity Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized		6,093,703		6,093,703
2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized		2,500,000		2,500,000					1,491,894
2014 ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock purchase price discounted rate for eligible employee							15.00%	15.00%
Lower fair market value of common stock on the first trading day							85.00%	85.00%
Number of shares purchased under plan		121,153
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost		11,900,000
Unrecognized compensation cost expected to be recognized period		2 years 4 months 17 days
Employee Stock Option | 2007 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted vesting period		4 years		4 years
Percentage of options granted vesting period				25.00%
Employee Stock Option | 2007 Equity Incentive Plan | After one year from the date of grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of options granted vesting period		25.00%
Employee Stock Option | 2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted vesting period		4 years		4 years
Percentage of options granted vesting period				25.00%
Employee Stock Option | 2014 Plan | After one year from the date of grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of options granted vesting period		25.00%
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost		$ 14,500,000
Unrecognized compensation cost expected to be recognized period		3 years 4 months 28 days
Restricted Stock Units (RSUs) | 2007 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted vesting period		4 years		4 years
Percentage of options granted vesting period				25.00%
Restricted Stock Units (RSUs) | 2007 Equity Incentive Plan | After one year from the date of grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of options granted vesting period		25.00%
Restricted Stock Units (RSUs) | 2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted vesting period		4 years		4 years
Percentage of options granted vesting period				25.00%
Restricted Stock Units (RSUs) | 2014 Plan | After one year from the date of grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of options granted vesting period		25.00%
Maximum | Employee Stock Option | 2007 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted exercisable vesting period		10 years		10 years
Maximum | Employee Stock Option | 2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted exercisable vesting period		10 years		10 years